UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13 F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [   ]; Amendment Number:
    This Amendment (check one only):    [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Cook & Bynum Capital Management, LLC
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Address:     820 Shades Creek Parkway, Suite 2450
             ------------------------------------
             Birmingham AL 35209
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Form 13F File Number:  028-14833

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
   Manager:

Name:        David A. Hobbs
             ------------------------------------
Phone:       205-533-8400
             ------------------------------------

Signature, Place and Date of Signing:

/s/ David A. Hobbs          Birmingham, AL          5/11/12
------------------          --------------          -------
    [Signature]             [City, State]           [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                             ------------------

Form 13F Information Table Entry Total:      8
                                             ------------------

Form 13F Information Table Value Total:      $126,851.92
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                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number              Name

                           FORM 13F INFORMATION TABLE

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    COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8
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                                                                                                     VOTING AUTHORITY
                                                                                                 --------------------------
                                             VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER
   ISSUER NAME    CLASS TITLE     CUSIP    (X$1000)   PRN AMT  PRN  CALL  DISCRETION   MANAGERS    SOLE    SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------
BERKSHIRE                                                                  SHARED -
HATHAWAY INC.      COM (CL B)   084670702  20,019.71  246,700   SH         DEFINED       NONE    246,700     -       -
---------------------------------------------------------------------------------------------------------------------------
THE COCA-COLA                                                              SHARED -
COMPANY               COM       191216100  23,829.74  321,980   SH         DEFINED       NONE    321,980     -       -
---------------------------------------------------------------------------------------------------------------------------
                                                                           SHARED -
KRAFT FOODS INC.      COM       50075N104  10,302.61  271,050   SH         DEFINED       NONE    271,050     -       -
---------------------------------------------------------------------------------------------------------------------------
MICROSOFT                                                                  SHARED -
CORPORATION           COM       594918104  23,003.10  713,200   SH         DEFINED       NONE    713,200     -       -
---------------------------------------------------------------------------------------------------------------------------
ORCHARD SUPPLY                  68569150                                   SHARED -
HARDWARE         Pref. Series A 685691503    11.06     5,291    SH         DEFINED       NONE     5,291      -       -
---------------------------------------------------------------------------------------------------------------------------
THE PROCTER &                                                              SHARED -
GAMBLE COMPANY        COM       742718109  9,732.01   144,800   SH         DEFINED       NONE    144,800     -       -
---------------------------------------------------------------------------------------------------------------------------
SEARS HOLDINGS                                                             SHARED -
CORPORATION           COM       812350106     6.63        100   SH         DEFINED       NONE        100     -       -
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WAL-MART                                                                   SHARED -
STORES, INC.          COM       931142103  39,947.08  652,730   SH         DEFINED       NONE    652,730     -       -
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